Cash and Cash Equivalents	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
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Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS

	December 31 2018	March 31 2019
Cash on hand	$2,318	$1,881
Deposits in banks	28,906,583	21,618,426

	$28,908,901	$21,620,307

Deposits in banks consisted of highly liquid time deposits that are readily convertible to known amounts of cash and were subject to an insignificant risk or change in value.

6.	CASH AND CASH EQUIVALENTS

	December 31
	2017	2018
Cash on hand	$2,396	$2,318
Deposits in banks	50,570,815	28,906,583

	$50,573,211	$28,908,901

Deposits in banks consisted of highly liquid time deposits that are readily convertible to known amounts of cash and were subject to an insignificant risk or change in value.